Changes in associates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Initial balances	$ 1,026,910	$ 914,295
Contributions cash		2,169,750
Share of net loss from investment in associate	66,091	(2,057,135)
At the end of the year	826,360	1,026,910
C A [Member]
IfrsStatementLineItems [Line Items]
Initial balances	665,991	503,965
Contributions cash		1,752,312
Share of net loss from investment in associate	(3,138)	(1,590,286)
At the end of the year	662,853	665,991
U S [Member]
IfrsStatementLineItems [Line Items]
Initial balances	360,919	410,330
Contributions cash		417,438
Share of net loss from investment in associate	(197,412)	(466,849)
At the end of the year	$ 163,507	$ 360,919